EXHIBIT 99.16

CRES Rating Agency Grades REPORT

Rating Agency Grades: 10/26/2022
Loan Information			Initial Credit Grades		Initial Compliance Grades		Initial Property Grades		Initial Overall Grades		Final Credit Grades		Final Compliance Grades		Final Property Grades		Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P
747639	xxxxxx	xxxxxx	D	D	A	A	D	D	D	D	B	B	A	A	B	B	B	B
749058	xxxxxx	xxxxxx	D	D	C	C	C	C	D	D	B	B	A	A	A	A	B	B
753570	xxxxxx	xxxxxx	C	C	A	A	C	C	C	C	B	B	A	A	A	A	B	B